UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09995

T. Rowe Price Global Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGTX Global Technology Fund –
.
PGTIX Global Technology Fund–
.
I Class

T. ROWE PRICE Global Technology Fund
HIGHLIGHTS
The Global Technology Fund outperformed the MSCI All Country World Index
Information Technology Net and its peer group, as proxied by the Lipper Global
Science/Technology Funds Index.
Stock selection and an overweight position in semiconductors along with an underweight position and security choices in IT services contributed to the portfolio’s outperformance. Alternatively, stock selection and positioning in software detracted from relative returns.
We remain focused on finding companies that sell linchpin or mission-critical technologies, innovating in secular growth markets, with improving fundamentals and reasonable valuations.
We are hunting for these ideas across all regions of the world, all market caps, and all different subsectors of technology.
We continue to believe the artificial intelligence story is bigger than many investors realize and could lead to exponentially greater returns and capital expenditures than the market is anticipating, and we plan to navigate this mega trend responsibly.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Global Technology Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Global Technology Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global Technology Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Global Technology Fund returned 55.92% for the 12 months ended
December 31, 2023, outperforming the MSCI All Country World Index
Information Technology Net and the Lipper Global Science/Technology Funds
Index. (Performance for the fund’s I Class shares will vary due to a different fee structure. The fund’s I Class shares are designed to be sold to various institutional investors and generally require a minimum initial investment of
$1 million. Past performance cannot guarantee future results. Investors should note that the short-term performance for the fund is highly unusual and unlikely to be sustained.)
What factors influenced the fund’s performance?
Global technology stocks
produced strong gains
during the year. The launch
of ChatGPT in late 2022
ushered in a new wave of
enthusiasm for generative
artificial intelligence (AI),
which was a dominant
theme for investors during
much of 2023. During
the final months of the
period, investors were also
encouraged by signs of
cooling inflation, coupled with falling bond yields in the U.S.
In the portfolio, stock selection and an overweight position in digital semiconductors contributed to relative results the most in 2023. Shares of graphics processing unit (GPU) designer NVIDIA climbed as investors recognized the company’s mission-critical role in facilitating AI applications due to its parallel-processing GPUs and CUDA software stack, which are the gold standard for AI development. In particular, shares of the stock surged in
May after the company issued an earnings announcement that featured strong quarterly revenue and significantly elevated guidance due to the AI-driven demand. To put the material increases of earnings in context, FactSet earnings
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Global Technology Fund –
.
9.05% 55.92%
Global Technology Fund–
.
I  Class 9.15 56.25
MSCI All Country World
Index Information
Technology Net 10.32 51.02
Lipper Global Science/
Technology Funds Index 12.54 50.38

T. ROWE PRICE Global Technology Fund

estimates started the year at USD 5.56 in earnings per share for NVIDIA’s fiscal year 2025; they ended the year at USD 20.80. We believe NVIDIA is a high-
quality company solidifying a leadership position in its industry as the role of
GPUs continues to gain importance amid several powerful vectors for growth:
AI, supercomputing, gaming, and autonomous driving. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Shares of Advanced Micro Devices (AMD), which specializes in designing central processing units (CPUs) and GPUs used in consumer electronics and the data center, also rose substantially throughout the year. Unlike NVIDIA,
Advanced Micro Devices’ earnings estimates decreased from the beginning of
2023 to the end of the year. Despite this, AMD’s shares were strong as it became increasingly apparent through the year that, with its new MI-300 chip, AMD has the potential to be a meaningful second-source GPU provider behind
NVIDIA for AI applications in the data center space. The AI chip market will likely be the largest semiconductor end market that has ever been seen, with
AMD estimating that it will increase from around USD 45 billion in 2023 to USD 400 billion by 2027. As we have seen with NVIDIA, the incremental operating margins in this industry are very high, so that growth should come with very strong profitability as well. Even a small share of that AI market could meaningfully move the needle for AMD, whose entire data center business was approximately USD 6 billion in 2022. The company’s chief executive officer
(CEO), Lisa Su, has completely turned the business around since taking over in 2014 and has created significant shareholder value. For example, at the end of her first year as CEO, Advanced Micro Devices had just a USD 2 billion market cap while it ended 2023 with a market cap north of USD 200 billion.
We think the company boasts a strong management team, superior architecture design, and an elegant product portfolio for customers across a range of end markets. Looking into 2024, we are excited about the prospect of improving fundamentals driven by adoption of its new AI chips.
An underweight position, along with positive stock choices, in IT services also led to outperformance as the subsector trailed the benchmark. Shares of
Amadeus IT, a leader in IT solutions for the travel industry based in Spain, advanced as investors looked favorably at Amadeus’s existing relationship with
Southwest Airlines. This was due to the potential for increased business as the airline’s holiday season cancellations in late 2022 prompted calls for large-scale improvements in its technology operations and technology operations for the entire airline industry. Shares also climbed higher during much of the period as the company benefited from the ongoing recovery in air travel post-COVID.
We are constructive on the company’s leverage to continued travel recovery and Asia reopening, which could stimulate business travel in the region and

T. ROWE PRICE Global Technology Fund

around the world. Shares of Globant, a leading provider of digital platform and engineering services based in Argentina, rose as the company reported strong revenue and provided upbeat commentary for the rest of 2023 and into
2024, which stood out in comparison with industry peers. We believe Globant’s standing and visibility in the fast-growing digital design and engineering space coupled with its efforts to scale its workforce to meet client demand with quality and efficiency over the coming years creates durable growth potential for the company.
Stock selection and an underweight allocation in financial services aided relative results, too. Shares of Nu Holdings, a large global digital banking platform primarily serving Latin America, advanced following a string of impressive earnings reports that highlighted excellent revenue growth driven by net interest income growth, as well as improved efficiency and continued
strength from its large Brazil segment. We like the company’s ability to gain share in new markets thanks to a superior user experience as a disruptor to legacy banking options, and we believe in the company’s ability to improve its cost structure to improve investor returns.
Conversely, our stock selection and positioning in software detracted from relative performance. Shares of Glodon, China’s largest construction software vendor, were pressured by weakness in China’s property market. While we continue to believe there is significant growth durability to Glodon’s software as it solidifies its cloud offerings, we trimmed our position during the year due to concerns about overall slowing demand in China. Shares of BILL Holdings, a provider of cloud-based software that simplifies, digitizes, and automates complex back-office financial operations for small and mid-size businesses, fell as well. The company cited macroeconomic pressures on its customer base for significantly reduced forward guidance, and share price fell further on reports of a potentially value-destructive acquisition that the company quickly denied.
We eliminated our position during the period.
The portfolio’s overweight position in media and entertainment also weighed on relative results as the subsector underperformed the benchmark.
How is the fund positioned?
Within the Global Technology Fund, we remain focused on finding companies that sell linchpin technologies, innovating in secular growth markets, with improving fundamentals and reasonable valuations. Our goal is to discover investment opportunities across all market cap ranges, all subsectors of tech, and all geographies.

T. ROWE PRICE Global Technology Fund

We continue to remain overweight semiconductor stocks as we believe digital semiconductors companies are the clearest direct beneficiaries of AI in the short to medium term. Two of our largest holdings in the subsector remain
Advanced Micro Devices and NVIDIA, which we believe possess significant growth opportunities in AI. During the year, we added to our position in
Samsung Electronics, the world’s largest memory chip manufacturer, and
Advanced Micro Devices. Due to the immense memory requirements of AI, we think Samsung should benefit from this build out as well. We initiated positions in Entegris, a leading provider of semiconductor chemicals and materials that has built a robust competitive moat in the semiconductor consumables market, augmented by rising complexity and materials intensity, and Be Semiconductor, a Dutch semiconductor capital equipment company that focuses on back-
end assembly equipment for advanced packaging applications. On the other hand, we trimmed ASML Holding, a leading supplier of high-end lithography machines for semiconductor manufacturers, and Taiwan Semiconductor
Manufacturing, the world’s largest dedicated foundry, on strength and to fund other investments in the sector, although both companies remain core holdings for the fund given their ultimate linchpin status with their customers.
While we trimmed our position in software during the year, we continue to believe enterprise software companies are the best conduit for AI. We expect that application companies, such as Adobe and ServiceNow, will benefit from price increases as they integrate AI into their products and charge for the value this newfound productivity provides. Infrastructure and data operations companies, such as MongoDB and DataDog, will also benefit from the additional software that will be written due to how much easier AI makes software development. During the period, we reduced our positions in ServiceNow, marketing and customer relationship management software provider Hubspot, MongoDB, and collaboration and workflow tool provider
Atlassian due to more elevated valuations, although all four remain as holdings in the fund due to strong fundamentals. Conversely, we added to our holding in dominant software and personal computing company Microsoft and initiated a position in Adobe, a high-quality software business with the majority of its profits coming from its creative franchise. We believe Adobe’s rapid progress in integrating generative AI via its Firefly tool into its core franchise has the potential to lead to user expansion, higher growth, and a higher terminal value.
Within the internet space, we are continuing to find opportunities in names that are benefiting from a recovery in e-commerce. We initiated a position in
PDD Holdings, whose Pinduoduo platform is the second-largest e-commerce platform in China and continues to take share. We believe the company is a rising e-commerce leader, and we expect it to continue to gain market share as its value-for-money positioning and differentiated traffic allocation mechanism

T. ROWE PRICE Global Technology Fund

create sustainable value for both consumer and merchant. The company’s Temu application is rapidly gaining adoption in the United States due to its extremely low-cost goods and customer-friendly attitude. We also initiated positions in
Kanzhun Limited—a Chinese company whose Boss platform is a mobile-native online recruitment tool offering personalized recommendation feeds and direct chat features in China—and Meta Platforms, the parent company of Facebook.
On the other hand, we trimmed our positions in e-commerce platform
Amazon.com and online food delivery platform DoorDash on strength.
In industrials, we initiated a position in Uber Technologies, a leading global transportation as a service provider with ride-share, food delivery, and freight operations. In our view, Uber’s asset-light business model that can pass inflation through to customers could help it perform against an uncertain macroeconomic backdrop. It has shown itself to be a mission-critical application to both the riders and the drivers. We appreciate the company’s path to profitability and are constructive on its potential to accelerate bookings, grow margins, and increase free cash flow going forward. We like management’s focus on leveraging the company’s leading market share to help increase shareholder returns. The new chief financial officer (CFO) created immense shareholder value in his previous role as CFO of Analog Devices via capital allocation.
What is portfolio management’s outlook?
We continue to believe
the AI story is bigger than
many investors realize and
could lead to exponentially
greater returns and capital
expenditures than the
market is anticipating, and
we plan to navigate this
mega trend responsibly via
our investment framework.
We are also continuing to
monitor the direction of
interest rates and believe that
continued rate declines will be beneficial for the industrial, automotive, and construction markets and may unlock other stagnant areas of the economy. At this time, we think the market run that began in late 2023, driven by a decrease in interest rates and a stable economy, can continue into 2024 and could be enhanced if the market begins to realize the immense productivity benefits that
AI should bring to the global economy.
INDUSTRY DIVERSIFICATION

T. ROWE PRICE Global Technology Fund

Looking ahead, we remain focused on finding companies that sell linchpin technologies, innovating in secular growth markets, with improving fundamentals and reasonable valuations. We plan to continue riding the AI wave responsibly and pick up alpha where we can outside of AI. However, we maintain our view that AI is the best theme within technology and the most attractive area for alpha generation in the global technology universe.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global Technology Fund

RISKS OF INVESTING IN THE FUND
Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-
specific market or economic developments. Since this fund is focused on technology companies, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. In addition, technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing technology sector. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments and intense competition for market share can result in sharp price declines.
BENCHMARK INFORMATION
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Global Technology Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Apple 13.3%
Microsoft 11.3
NVIDIA 10.1
Taiwan Semiconductor Manufacturing 5.4
Advanced Micro Devices 4.8
ASML Holding 3.8
Samsung Electronics 2.8
Adobe 2.2
Amazon.com 2.0
SAP 2.0
Entegris 1.9
Workday 1.9
Synopsys 1.8
ServiceNow 1.8
Shopify 1.6
Lam Research 1.6
Adyen 1.6
Be Semiconductor Industries 1.5
ASM International 1.5
Cadence Design Systems 1.2
Atlassian 1.2
Keyence 1.1
Zscaler 1.1
Analog Devices 1.1
Tesla 1.0
Total 79.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Global Technology Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GLOBAL TECHNOLOGY FUND
Note: Performance for the I Class shares will vary due to its differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Global Technology Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Global Technology Fund –
.
55.92% 12.45% 14.37% – –
Global Technology Fund–
.
I  Class 56.25 12.60 – 12.86% 11/29/16
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. Investors should note that the fund's short-term performance is highly unusual and unlikely to be sustained.
Global Technology Fund 0.95%
Global Technology Fund–I Class 0.79
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global Technology Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Global Technology Fund

GLOBAL TECHNOLOGY FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,090.50 $4.95
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.47   4.79
I Class
Actual   1,000.00   1,091.50   4.16
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.22   4.02
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.94%, and
the
2
I Class was 0.79%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 10.05 $ 23.31 $ 27.32 $ 16.35 $ 12.20
Investment activities
Net investment loss
(1)(2)
(0.06) (0.10) (0.22) (0.13) (0.06)
Net realized and unrealized gain/
loss 5.68 (12.83) 2.67 12.48 4.22
Total from investment activities 5.62 (12.93) 2.45 12.35 4.16
Distributions
Net realized gain — (0.33) (6.46) (1.38) (0.01)
NET ASSET VALUE
End of period $ 15.67 $ 10.05 $ 23.31 $ 27.32 $ 16.35
Ratios/Supplemental Data
Total return
(2)(3)
55.92% (55.52)% 10.05% 75.63% 34.12%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.94% 0.95% 0.86% 0.86% 0.88%
Net expenses after waivers/
payments by Price Associates 0.94% 0.95% 0.86% 0.86% 0.88%
Net investment loss (0.45)% (0.69)% (0.73)% (0.61)% (0.37)%
Portfolio turnover rate 53.9% 44.7% 81.0% 82.8% 86.0%
Net assets, end of period (in
millions) $2,397 $1,804 $7,458 $7,225 $4,340
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 10.08 $ 23.35 $ 27.39 $ 16.37 $ 12.20
Investment activities
Net investment loss
(1)(2)
(0.04) (0.07) (0.19) (0.10) (0.04)
Net realized and unrealized gain/
loss 5.71 (12.87) 2.67 12.50 4.22
Total from investment activities 5.67 (12.94) 2.48 12.40 4.18
Distributions
Net realized gain — (0.33) (6.52) (1.38) (0.01)
NET ASSET VALUE
End of period $ 15.75 $ 10.08 $ 23.35 $ 27.39 $ 16.37
Ratios/Supplemental Data
Total return
(2)(3)
56.25% (55.47)% 10.14% 75.85% 34.28%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.79% 0.79% 0.75% 0.75% 0.75%
Net expenses after waivers/
payments by Price Associates 0.79% 0.79% 0.75% 0.75% 0.75%
Net investment loss (0.30)% (0.55)% (0.62)% (0.49)% (0.25)%
Portfolio turnover rate 53.9% 44.7% 81.0% 82.8% 86.0%
Net assets, end of period (in
millions) $1,461 $1,067 $1,363 $987 $480
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Technology Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.8%
FINANCIAL SERVICES 3.6%
Other Financial Services 1.1%
Coinbase Global, Class A  (1) 106,000 18,435
NU Holdings, Class A  (1) 2,988,429 24,894
43,329
Payments 2.5%
Adyen (EUR)  (1) 46,434 59,943
Stripe, Class B, Acquisition Date: 5/18/21, Cost $5,832  (1)(2)(3) 145,338 3,247
Wise, Class A (GBP)  (1) 2,988,358 33,235
96,425
Total Financial Services 139,754
HARDWARE 14.4%
Consumer Electronics 13.3%
Apple  2,671,890 514,419
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250  (1)(2)
(3) 2,456,552 983
515,402
Enterprise Hardware 1.1%
Keyence (JPY)  98,500 43,277
43,277
Total Hardware 558,679
HEALTH CARE 0.0%
Healthcare Services 0.0%
Capsule, Acquisition Date: 4/7/21, Cost $3,034  (1)(2)(3) 209,351 295
Total Health Care 295
INDUSTRIALS 1.9%
Automobile Manufacturers 1.0%
Tesla (1) 155,590 38,661
38,661
Transportation Technology Services 0.9%
Uber Technologies  (1) 571,400 35,181
35,181
Total Industrials 73,842
INTERNET 7.4%
China Internet Media/Advertising 0.3%
Tencent Holdings (HKD)  293,300 11,073
11,073

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
China Internet Retail 0.8%
PDD Holdings, ADR  (1) 216,051 31,610
31,610
China Internet Services 0.4%
Kanzhun, ADR  1,046,313 17,379
17,379
Rest Of World Internet Retail 0.9%
MercadoLibre (1) 21,494 33,779
33,779
U.S. Internet Media/Advertising 0.5%
Meta Platforms, Class A  (1) 56,069 19,846
19,846
U.S. Internet Retail 2.0%
Amazon.com (1) 513,793 78,066
78,066
U.S. Internet Services 2.5%
Canva, Acquisition Date: 11/24/20 - 12/22/21, Cost $85,406  (1)
(2)(3) 58,704 62,617
DoorDash, Class A  (1) 275,957 27,290
Maplebear  (1) 64,481 1,513
Maplebear, Acquisition Date: 7/2/20 - 2/26/21, Cost $14,699  (1)(3) 265,220 6,225
97,645
Total Internet 289,398
IT SERVICES 1.6%
IT Services 1.6%
Amadeus IT Group (EUR)  400,314 28,751
Globant  (1) 132,997 31,651
Total IT Services 60,402
MEDIA & ENTERTAINMENT 1.6%
Direct-to-Consumer Subscription Services 0.9%
Netflix (1) 65,780 32,027
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991  (1)(2)(3) 160,478 2,067
34,094
Video Gaming 0.7%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $35,169  (1)(2)(3) 55,593 26,168
26,168
Total Media & Entertainment 60,262

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SEMICONDUCTORS 35.1%
Analog Semiconductors 1.7%
Analog Devices  212,608 42,216
Silergy (TWD)  1,460,000 23,697
65,913
Foundry 5.4%
Taiwan Semiconductor Manufacturing (TWD)  10,826,300 207,557
207,557
Memory 2.8%
Samsung Electronics (KRW)  1,789,081 108,592
108,592
Processors 14.9%
Advanced Micro Devices  (1) 1,263,164 186,203
NVIDIA  786,190 389,337
575,540
Semiconductor Capital Equipment 10.3%
ASM International (EUR)  107,750 56,081
ASML Holding (EUR)  194,442 146,782
BE Semiconductor Industries (EUR)  380,870 57,502
Entegris  620,314 74,326
Lam Research  78,556 61,530
396,221
Total Semiconductors 1,353,823
SOFTWARE 31.2%
Back-Office Applications Software 4.0%
Gusto, Acquisition Date: 10/4/21, Cost $4,568  (1)(2)(3) 158,669 2,440
SAP (EUR)  506,850 78,015
Workday, Class A  (1) 261,901 72,301
152,756
Collaboration and Productivity Software 3.0%
Atlassian, Class A  (1) 190,781 45,379
Evernote Chinese Cash Escrow, EC  (2) 54,708 52
Evernote Equity Holder Expense Fund, EC  (2) 2,015 2
ServiceNow  (1) 99,740 70,465
115,898
Design Software 4.0%
Autodesk (1) 107,700 26,223
Cadence Design Systems  (1) 167,306 45,569
Glodon, A Shares (CNH)  4,835,631 11,675
Synopsys  (1) 136,873 70,477
153,944

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Front-Office Applications Software 3.0%
Adobe (1) 141,128 84,197
HubSpot  (1) 52,027 30,204
114,401
Industry-Specific Software 1.8%
ServiceTitan, Acquisition Date: 5/4/21, Cost $3,386  (1)(2)(3) 33,857 2,468
Shopify, Class A  (1) 811,050 63,181
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,204  (1)(2)(3) 142,720 2,793
68,442
Infrastructure and Developer Tool Software 14.3%
Confluent, Class A  (1) 706,553 16,533
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $7,954  (1)(2)(3) 496,860 36,519
Datadog, Class A  (1) 249,172 30,245
Microsoft  1,161,016 436,588
MongoDB  (1) 77,652 31,748
551,633
Security Software 1.1%
Zscaler (1) 193,944 42,970
42,970
Total Software 1,200,044
Total Common Stocks (Cost $2,465,674) 3,736,499
CONVERTIBLE PREFERRED STOCKS 3.1%
FINANCIAL SERVICES 0.2%
Other Financial Services 0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,577  (1)(2)
(3) 882,194 8,557
Total Financial Services 8,557
HEALTH CARE 0.0%
Healthcare Services 0.0%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,034  (1)(2)
(3) 209,351 295
Total Health Care 295
INDUSTRIALS 0.2%
Transportation Technology Services 0.2%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552  (1)(2)(3) 218,364 893
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375  (1)(2)(3) 85,888 4,900
Total Industrials 5,793

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INTERNET 1.3%
China Internet Media/Advertising 1.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $8,947  (1)(2)
(3) 181,520 43,340
43,340
U.S. Internet Services 0.2%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $5,323  (1)(2)(3) 3,123 3,331
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $1,316  (1)(2)(3) 772 823
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $153  (1)(2)(3) 90 96
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3  (1)(2)(3) 2 2
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,197  (1)(2)(3) 427,147 3,281
7,533
Total Internet 50,873
MEDIA & ENTERTAINMENT 0.2%
Direct-to-Consumer Subscription Services 0.2%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806  (1)(2)(3) 425,114 5,476
Total Media & Entertainment 5,476
SOFTWARE 1.2%
Back-Office Applications Software 0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,226  (1)(2)(3) 204,816 3,150
3,150
Collaboration and Productivity Software 0.1%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $19,390  (1)
(2)(3) 103,534 4,976
4,976
Industry-Specific Software 0.3%
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $5,223  (1)
(2)(3) 48,666 3,548
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $377  (1)
(2)(3) 3,171 231
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $721  (1)(2)(3) 32,120 629
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $72  (1)(2)(3) 3,190 63
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $78  (1)(2)(3) 3,490 68
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $9,129  (1)(2)(3) 406,590 7,957
12,496

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Infrastructure and Developer Tool Software 0.7%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $164  (1)(2)(3) 2,784 204
Databricks, Series H, Acquisition Date: 8/31/21, Cost $12,844  (1)
(2)(3) 174,786 12,847
Databricks, Series I, Acquisition Date: 9/14/23, Cost $5,303  (1)(2)
(3) 72,147 5,303
DataRobot, Series F, Acquisition Date: 10/27/20, Cost $15,838  (1)
(2)(3) 1,205,132 5,893
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $12,075  (1)
(2)(3) 441,318 2,158
26,405
Total Software 47,027
Total Convertible Preferred Stocks (Cost $161,723) 118,021
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 5.40%  (4)(5) 2,853,256 2,853
Total Short-Term Investments (Cost $2,853) 2,853
Total Investments in Securities
100.0% of Net Assets
(Cost $2,630,250) $ 3,857,373
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$263,843 and represents 6.8% of net assets.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Global Technology Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 719
Totals $ —# $ — $ 719+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ —  ¤   ¤ $ —
T. Rowe Price Treasury Reserve
Fund, 5.40% 18,093   ¤   ¤ 2,853
Total $ 2,853^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $719 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,853.

T. ROWE PRICE Global Technology Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,630,250) $ 3,857,373
Receivable for investment securities sold 5,748
Receivable for shares sold 3,571
Dividends receivable 1,400
Other assets 289
Total assets 3,868,381
Liabilities
Payable for shares redeemed 6,985
Investment management fees payable 2,391
Due to affiliates 332
Payable to directors 3
Other liabilities 455
Total liabilities 10,166
NET ASSETS $ 3,858,215
Net Assets Consist of:
Total distributable earnings (loss) $ (727,571)
Paid-in capital applicable to 245,748,142 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 4,585,786
NET ASSETS $ 3,858,215
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,397,143; Shares outstanding: 152,990,604) $ 15.67
I Class
(Net assets: $1,461,072; Shares outstanding: 92,757,538) $ 15.75

T. ROWE PRICE Global Technology Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,691) $ 17,051
Securities lending 26
Other 7
Total income 17,084
Expenses
Investment management 25,634
Shareholder servicing
Investor Class $ 3,908
I Class 438 4,346
Prospectus and shareholder reports
Investor Class 222
I Class 27 249
Custody and accounting 308
Proxy and annual meeting 96
Legal and audit 53
Registration 42
Directors 12
Miscellaneous 120
Waived / paid by Price Associates (49)
Total expenses 30,811
Net investment loss (13,727)

T. ROWE PRICE Global Technology Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (4,877)
Foreign currency transactions 237
Net realized loss (4,640)
Change in net unrealized gain / loss
Securities 1,515,645
Other assets and liabilities denominated in foreign currencies 37
Change in net unrealized gain / loss 1,515,682
Net realized and unrealized gain / loss 1,511,042
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,497,315

T. ROWE PRICE Global Technology Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (13,727) $ (29,915)
Net realized loss (4,640) (1,762,384)
Change in net unrealized gain / loss 1,515,682 (2,768,563)
Increase (decrease) in net assets from operations 1,497,315 (4,560,862)
Distributions to shareholders
Net earnings
Investor Class – (59,199)
I Class – (35,779)
Decrease in net assets from distributions – (94,978)
Capital share transactions
*
Shares sold
Investor Class 372,938 570,535
I Class 200,377 1,460,308
Distributions reinvested
Investor Class – 55,735
I Class – 34,220
Shares redeemed
Investor Class (726,737) (2,774,527)
I Class (356,831) (640,717)
Decrease in net assets from capital share
transactions (510,253) (1,294,446)

T. ROWE PRICE Global Technology Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 987,062 (5,950,286)
Beginning of period 2,871,153 8,821,439
End of period $ 3,858,215 $ 2,871,153
*Share information (000s)
Shares sold
Investor Class 28,721 38,773
I Class 15,057 92,674
Distributions reinvested
Investor Class – 5,354
I Class – 3,275
Shares redeemed
Investor Class (55,369) (184,479)
I Class (28,095) (48,541)
Decrease in shares outstanding (39,686) (92,944)

T. ROWE PRICE Global Technology Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks to provide long-term capital growth.
The fund has two classes of shares: the Global Technology Fund (Investor Class) and the Global Technology Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Global Technology Fund

Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Global Technology Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Global Technology Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash

T. ROWE PRICE Global Technology Fund

flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2023, totaled $12,331,000 for the year ended December 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,724,443 $ 872,405 $ 139,651 $ 3,736,499
Convertible Preferred Stocks — — 118,021 118,021
Short-Term Investments 2,853 — — 2,853
Total $ 2,727,296 $ 872,405 $ 257,672 $ 3,857,373
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/23
Investment in Securities
Common Stocks $ 124,074 $ 24,231 $ 112 $ (8,766) $ 139,651
Convertible Preferred Stocks 133,478 (10,627) 8,337 (13,167) 118,021
Total $ 257,552 $ 13,604 $ 8,449 $ (21,933) $ 257,672

T. ROWE PRICE Global Technology Fund

a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 139,651 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5% 5% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.7x
- 9.5x
5.5x Increase
Sales growth
rate
15%
- 55%
20% Increase
Enterprise
value to gross
profit multiple
4.7x
- 11.6x
9.2x Increase
Gross profit
growth rate
15%
- 25%
21% Increase
Projected
enterprise
value to sales
multiple
1.1x
- 5.8x
5.4x Increase
Projected
enterprise
value to gross
profit multiple
8.1x
- 13.9x
8.6x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase
Probability
for potential
outcome
20%
- 80%
50% Increase

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
to public
company
multiples
10%
- 52%
10% Decrease
Discount rate
for cost of
capital
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 118,021 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
1.7x
- 9.5x
6.7x Increase
Sales growth
rate
12%
- 55%
23% Increase
Enterprise
value to gross
profit multiple
7.2x
- 14.6x
10.1x Increase
Gross profit
growth rate
15%
- 46%
24% Increase
Projected
enterprise
value to sales
multiple
1.1x
- 5.5x
2.3x Increase
Projected
enterprise
value to
EBITDA
multiple
11.8x 11.8x Increase

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to EBIT
multiple
9.1x
- 12.9x
11.0x Increase
EBIT growth
rate
25% 25% Increase
Enterprise
value to
gross written
premiums
multiple
1.3x
- 1.6x
1.5x Increase
Gross written
premiums
growth rate
20% 20% Increase
Probability
for potential
outcome
20%
- 80%
50% Increase
Discount
to public
company
multiples
31%
- 52%
42% Decrease
Discount rate
for cost of
capital
15%
- 30%
29% Decrease
Discount for
uncertainty
80%
- 100%
85% Decrease

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,865,599,000 and $2,374,817,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax

T. ROWE PRICE Global Technology Fund

return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ — $ 2,153
Long-term capital gain — 92,825
Total distributions $ — $ 94,978
($000s)
Cost of investments $ 2,642,094
Unrealized appreciation $ 1,417,576
Unrealized depreciation (202,282)
Net unrealized appreciation (depreciation) $ 1,215,294
($000s)
Net unrealized appreciation (depreciation) $ 1,215,294
Loss carryforwards and deferrals (1,942,865)
Total distributable earnings (loss) $ (727,571)

T. ROWE PRICE Global Technology Fund

purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;

T. ROWE PRICE Global Technology Fund

non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $107,000 remain subject to repayment by the fund at December 31, 2023.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the
Investor Class I Class
Expense limitation/I Class Limit 1.09% 0.05%
Expense limitation date 04/30/25 04/30/25
(Waived)/repaid during the period ($000s) $— $(49)

T. ROWE PRICE Global Technology Fund

fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2023, expenses incurred pursuant to these service agreements were $112,000 for Price
Associates; $2,270,000 for T. Rowe Price Services, Inc.; and $122,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including

T. ROWE PRICE Global Technology Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global Technology Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global Technology
Fund, Inc
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Technology Fund, Inc. (the "Fund") as
of December 31, 2023, the related statement of operations for the year ended December
31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Technology Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Technology Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $12,750,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $7,006,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Global Technology Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Global Technology Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global Technology Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Global Technology Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Global Technology Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Technology Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Global Technology Fund  Principal Occupation(s)
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stephanie Beebe (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, student, The Wharton School,
University of Pennsylvania (to 2020); summer intern,
T. Rowe Price (2018); Investment Banking Associate,
Bank of America Merrill Lynch (to 2018)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Christopher W. Carlson (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Gregory Dunham, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global Technology Fund

Name (Year of Birth)
Position Held With Global Technology Fund  Principal Occupation(s)
David J. Eiswert, CFA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Sam Johnson (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Ross MacMillan (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, RBC
Capital Markets (to 2019)
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Anna Nussbaum, CFA (1994)
Vice President
Employee, T. Rowe Price; formerly, Equity Research
Associate, William Blair & Company (to 2020)
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Dominic Rizzo (1993)
President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global Technology Fund

Name (Year of Birth)
Position Held With Global Technology Fund  Principal Occupation(s)
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Frank Shi (1992)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Equity Research Analyst, Nezu
Asia Capital Management (to 2019)
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
James Stillwagon (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Anthony B. Wang  (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ari Weisband  (1992)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281708 F132-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$27,575	$24,353
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024